CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (2,303,770)	$ (678,363)	$ (4,013,127)	$ (1,869,831)
Depreciation and amortization	298,532	119,139	0	0
Depreciation	0	0	258,162	70,641
Amortization	0	0	183,310	0
Stock-based compensation expense	711,532	0	1,065,288	124,660
Stock issued for conversion of accrued interest	0	24,913	24,913	0
Stock issued for lease payment	0	80,000	0	0
Warrants issued in conjunction with note conversion	0	0	392,170	0
Stock and warrants issued for goods and services	0	0	553,360	0
Other	0	0	4,043	0
Accounts receivable, net	297,889	(1,386,927)	(689,651)	(81,865)
Due from related parties	14,900	0	(34,868)	0
Prepaid expenses	(100,178)	(75,639)	(121,890)	(12,550)
Inventories	(237,886)	(376,895)	(185,238)	(58,719)
Deposits	80,708	0	0	0
Accounts payable and accrued expenses	(390,702)	252,729	989,597	(28,615)
Due to related party	(24,979)	900,797	112,239	(98,160)
Accrued interest	0	0	0	184,770
Other	0	0	9,000	0
Net cash used in operating activities	(1,653,954)	(1,122,660)	(1,452,692)	(1,769,669)
Cash paid for acquisitions	0	0	(539,304)	0
Purchase of equipment	(554,999)	(448,598)	(593,738)	(57,781)
Construction in process	(1,854,314)	0	(2,117,001)	0
Proceeds from sale of fixed assets	0	0	6,278	0
Purchase of intangible assets	0	0	0	(2,000,000)
Net cash used in investing activities	(2,409,313)	(448,598)	(3,243,765)	(2,057,781)
Repayment of debt	111,797	(509)	(3,619)	0
Repayment of capital lease	(117,329)	(40,866)	(239,037)	0
Proceeds from the sale of common stock	0	1,737,826	8,546,386	4,404,264
Stock issuance costs	0	(77,537)	(367,915)	0
Proceeds from warrant exercise	1,673,182	0	0	0
Net cash provided by financing activities	1,667,650	1,618,914	7,935,815	4,404,264
Increase (decrease) in cash for year	(2,395,617)	47,656	3,239,358	576,814
Cash at the beginning of the year	4,393,299	1,153,941	1,153,941	577,127
Cash at end of the year	1,997,682	1,201,597	4,393,299	1,153,941
Interest paid during year	90,443	0	122,510	792
Taxes paid during year	0	0	0	0
Premium on Series AA Preferred conversion to common shares	2,243,410	0	0	0
Equipment under capital lease	0	1,714,974	1,714,974	0
Equipment purchased with debt	0	20,000	20,000	0
Stock Issued for Acquisition [Member]
Non-cash items, stock issued	210,893	188,686	1,118,173	2,357,750
Stock Issued for Goods and Services [Member]
Non-cash items, stock issued	0	0	553,360	698,266
Stock Issued for Property, Plant and Equipment [Member]
Non-cash items, stock issued	0	40,000	0	0
Stock Issued for Capital Lease, Principal and Interest [Member]
Non-cash items, stock issued	0	65,800	0	0
Stock Issued for Convertible Note, Principal and Interest [Member] | Series AA Preferred Stock [Member]
Non-cash items, stock issued	0	1,171,375	1,171,375	0
Stock Issued for Convertible Note, Principal and Interest [Member]
Non-cash items, stock issued	$ 0	$ 470,000	$ 470,000	$ 0